UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab Ariel ESG ETF
and Schwab Crypto Thematic ETF
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab Ariel ESG ETF and Schwab Crypto Thematic ETF

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: September 30, 2024

Item 1: Report(s) to Shareholders.

Semiannual Report |
September 30, 2024
Schwab Ariel ESG ETF
Ticker Symbol: SAEF
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2024, to September 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

THIS FUND IS DIFFERENT FROM TRADITIONAL ETFs
Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
• You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.

• These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.

For additional information regarding the unique attributes and risks of the fund, see
Proxy Portfolio Risk
,
Premium/Discount Risk
,
Trading Halt
Risk
,
Authorized Participant Concentration Risk
,
Tracking Error Risk
and
Shares of the Fund May Trade at Prices Other Than NAV
in the
Principal Risks
and
Proxy Portfolio
and
Proxy Overlap
sections of the prospectus and/or the Statement of Additional Information.

Active semi-transparent ETFs (also referred to as non-transparent) operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent
ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk:
Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction:
The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors.
The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy
Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio.
The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website
www.schwabassetmanagement.com
.
Schwab Ariel ESG ETF | Semiannual Report
1
REG125678-00  00305048

FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Ariel ESG ETF	$31	0.59% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Ariel ESG ETF (11/16/2021) 2	8.42%	30.95%	2.65%
S&P 500 ® Index 3	10.42%	36.35%	9.19%
Russell 2500 TM Index	4.10%	26.17%	0.71%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.
Value investing attempts to identify undervalued companies with characteristics for improved valuations. Securities that exhibit value characteristics tend to perform differently and shift in and out of favor with investors depending on changes in market and economic conditions. As a result, the fund’s performance may at times fall behind the performance of other funds that invest more broadly or in securities that exhibit different characteristics.
Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
*
Inception (11/16/2021) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed from the Russell 2500™ Index to the S&P 500
®
Index. The S&P 500
®
Index provides a broad
measure of market performance. The Russell 2500™ Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
2
Schwab Ariel ESG ETF | Semiannual Report

Statistics

Net Assets (thousands)	$24,012
Number of Holdings	60
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	9%
Weighted Average Market Cap (millions)	$21,767
Price/Earnings Ratio (P/E)	24.2
Price/Book Ratio (P/B)	2.4
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Portfolio holdings may
have cha
nged since the report date.
The Sector/Industry classifications in this report use the
Global
Industry Classification Standard (GICS) which was developed by and is the exclusive property of
MSCI
Inc.
(
MSCI
) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
Schwab Ariel ESG ETF | Semiannual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab Ariel ESG ETF | Semiannual Report

Semiannual Report |
September 30, 2024
Schwab Crypto Thematic ETF
Ticker Symbol: STCE
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2024, to September 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Crypto Thematic ETF	$14	0.30% *
*
Annualized.
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Crypto Thematic ETF (08/04/2022) 2	-12.03%	82.27%	18.01%
MSCI ACWI Index (Net) 3,4	9.67%	31.76%	16.21%
Schwab Crypto Thematic Index ® (Net) 3,5	-12.08%	82.82%	18.00%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
The Schwab Crypto Thematic ETF will not invest in any cryptocurrency or digital assets directly.
It invests in companies listed in the Schwab Crypto Thematic Index and is designed to deliver global exposure to companies that may benefit from the development or utilization of cryptocurrencies (including bitcoin) and other digital assets, and the business activities connected to blockchain and other distributed ledger technology.
The Schwab Crypto Thematic ETF is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.
The technology relating to digital assets, including blockchain, is new and developing and the risks associated with digital assets may not fully emerge until the technology is widely used. In addition, the values of the companies included in the fund may not be a reflection of their connection to digital assets but may be based on other business operations or lines of business which means that such companies’ operating results may not be significantly tied to their respective activities related to digital assets.
The Schwab Crypto Thematic ETF invests in a portfolio of securities that are based on a theme and its performance may suffer if such theme is not correctly identified or if the theme develops in an unexpected manner. Performance may also suffer if the securities included in the index do not benefit from the development of such theme.
*
Inception (08/04/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Due to new regulatory requirements, the fund’s regulatory index has changed from the Schwab Crypto Thematic Index
®
(Net) to the MSCI ACWI Index (Net). The MSCI ACWI
Index (Net) provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab Crypto Thematic Index
®
(Net). The
fund does not seek to track the regulatory index.
5
The Schwab Crypto Thematic Index was developed by Charles Schwab Investment Management, Inc. and is designed to deliver global exposure to companies that may benefit from one or more of the following business activities: either directly or facilitating others in validating consensus mechanisms for (such as mining or staking), investing in, or trading cryptocurrency or other digital assets; enabling the use of cryptocurrency or other digital assets to buy or sell goods and services; or developing, distributing or implementing applications of blockchain or other distributed ledger technology including in new cryptocurrencies or digital assets. The index is comprised of equity securities, including depositary receipts which may be in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European
Depositary Receipts (EDRs), of companies listed and traded on major exchanges in the U.S. and non-U.S. markets, including developed and emerging markets, as determined by the index provider. The underlying securities comprising the index and their weights are based on a determination of relevance to the theme based on a proprietary rules-based methodology that utilizes a natural language processing algorithm.
Schwab Crypto Thematic ETF | Semiannual Report
1
REG125679-00  00305049

Statistics

Net Assets (thousands)	$42,116
Number of Holdings	36
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	35%
Weighted Average Market Cap (millions)	$52,398
Price/Earnings Ratio (P/E)	16.5
Price/Book Ratio (P/B)	2.2
Industry Weightings % of Investments

Top Equity Holdings % of Net Assets

Country Weightings % of Investments

Portfolio holdings may have cha
nge
d since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Crypto Thematic ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Crypto Thematic ETF | Semiannual Report

3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | September 30, 2024
Schwab Ariel ESG ETF

    Ticker Symbol SAEF
Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Subadviser
Ariel Investments, LLC

THIS FUND IS DIFFERENT FROM TRADITIONAL ETFs
Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
• You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
• The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.

• These additional risks may be even greater in bad or uncertain market conditions.
• The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.

For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt
Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the
Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are also discussed in the Financial Notes of this report.

In This Report

Financial Statements and Portfolio Holdings	2
Financial Notes	8
Investment Advisory and Sub-Advisory Agreement Approval	16
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements
1

Schwab Ariel ESG ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 9/30/24*	4/1/23– 3/31/24	4/1/22– 3/31/23	11/16/21[1]– 3/31/22
Per-Share Data
Net asset value at beginning of period	$24.53	$21.21	$22.84	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.06	0.12	0.14	0.05
Net realized and unrealized gains (losses)	2.00	3.32	(1.65)	(2.16)
Total from investment operations	2.06	3.44	(1.51)	(2.11)
Less distributions:
Distributions from net investment income	(0.06)	(0.12)	(0.12)	(0.05)
Net asset value at end of period	$26.53	$24.53	$21.21	$22.84
Total return	8.42%[3]	16.27%	(6.58%)	(8.46%)[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.59%[4]	0.59%	0.59%[5]	0.59%[4]
Net investment income (loss)	0.49%[4]	0.56%	0.68%	0.61%[4]
Portfolio turnover rate[6]	9%[3]	11%	16%	15%[3]
Net assets, end of period (x 1,000)	$24,012	$22,572	$14,108	$10,622

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements

Schwab Ariel ESG ETF
Portfolio Holdings  as of September 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Automobiles & Components 3.1%
BorgWarner, Inc.	7,216	261,869
Gentex Corp.	14,271	423,706
Phinia, Inc.	1,444	66,467
		752,042

Banks 1.5%
M&T Bank Corp.	2,068	368,352

Capital Goods 15.3%
Generac Holdings, Inc. *	3,642	578,641
Kennametal, Inc.	16,631	431,242
Masco Corp.	3,699	310,494
Middleby Corp. *	2,943	409,460
nVent Electric PLC	7,828	549,995
Resideo Technologies, Inc. *	25,565	514,879
Sensata Technologies Holding PLC	8,133	291,649
Simpson Manufacturing Co., Inc.	1,514	289,583
Snap-on, Inc.	987	285,944
		3,661,887

Commercial & Professional Services 7.8%
Brady Corp., Class A	3,620	277,400
Brink's Co.	8,745	1,011,272
Dun & Bradstreet Holdings, Inc.	31,379	361,172
Korn Ferry	3,082	231,890
		1,881,734

Consumer Discretionary Distribution & Retail 1.9%
CarMax, Inc. *	3,052	236,164
Leslie's, Inc. *	65,591	207,267
		443,431

Consumer Durables & Apparel 3.0%
Mattel, Inc. *	22,762	433,616
Mohawk Industries, Inc. *	1,820	292,438
		726,054

Consumer Services 13.7%
ADT, Inc.	41,165	297,623
Adtalem Global Education, Inc. *	3,671	277,087
Lindblad Expeditions Holdings, Inc. *	86,122	796,628
Norwegian Cruise Line Holdings Ltd. *	42,566	873,029
OneSpaWorld Holdings Ltd.	63,886	1,054,758
		3,299,125

Financial Services 13.5%
Fiserv, Inc. *	4,541	815,791
Goldman Sachs Group, Inc.	1,084	536,699
KKR & Co., Inc.	4,459	582,256
Lazard, Inc., Class A	8,664	436,492
Northern Trust Corp.	5,568	501,287
WEX, Inc. *	1,768	370,803
		3,243,328

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 1.0%
J.M. Smucker Co.	1,869	226,336

Health Care Equipment & Services 3.8%
Envista Holdings Corp. *	15,905	314,283
Labcorp Holdings, Inc.	1,325	296,111
Zimmer Biomet Holdings, Inc.	2,788	300,964
		911,358

Household & Personal Products 0.9%
Reynolds Consumer Products, Inc.	7,020	218,322

Insurance 4.5%
Aflac, Inc.	2,432	271,898
First American Financial Corp.	8,755	577,918
Progressive Corp.	869	220,517
		1,070,333

Materials 1.4%
Axalta Coating Systems Ltd. *	9,342	338,087

Media & Entertainment 6.9%
Interpublic Group of Cos., Inc.	9,279	293,495
Madison Square Garden Entertainment Corp., Class A *	7,830	333,010
Madison Square Garden Sports Corp. *	1,448	301,560
Manchester United PLC, Class A *	20,989	339,602
Paramount Global, Class B	12,691	134,778
Sphere Entertainment Co. *	5,971	263,799
		1,666,244

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Bio-Rad Laboratories, Inc., Class A *	922	308,483
Charles River Laboratories International, Inc. *	2,174	428,213
Prestige Consumer Healthcare, Inc. *	6,806	490,712
		1,227,408

Real Estate Management & Development 4.1%
CBRE Group, Inc., Class A *	3,452	429,705
Jones Lang LaSalle, Inc. *	2,026	546,635
		976,340

Software & Services 2.9%
Fair Isaac Corp. *	257	499,485
Hackett Group, Inc.	7,577	199,048
		698,533

Technology Hardware & Equipment 8.5%
Keysight Technologies, Inc. *	2,499	397,166
Knowles Corp. *	20,354	366,983
Littelfuse, Inc.	1,423	377,451
Motorola Solutions, Inc.	753	338,571
Zebra Technologies Corp., Class A *	1,491	552,147
		2,032,318
Total Common Stocks (Cost $20,388,161)		23,741,232
See financial notes
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements
3

Schwab Ariel ESG ETF
Portfolio Holdings  as of September 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% (a)	270,126	270,126
Total Short-Term Investments (Cost $270,126)		270,126
Total Investments in Securities (Cost $20,658,287)		24,011,358

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$23,741,232	$—	$—	$23,741,232
Short-Term Investments[1]	270,126	—	—	270,126
Total	$24,011,358	$—	$—	$24,011,358

[1]	As categorized in the Portfolio Holdings.
See financial notes
4
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements

Schwab Ariel ESG ETF
Statement of Assets and Liabilities

As of September 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $20,658,287)		$24,011,358
Receivables:
Dividends	+	11,708
Total assets		24,023,066

Liabilities
Payables:
Management fees	+	10,593
Total liabilities		10,593
Net assets		$24,012,473

Net Assets by Source
Capital received from investors		$20,515,284
Total distributable earnings	+	3,497,189
Net assets		$24,012,473

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$24,012,473		905,000		$26.53

See financial notes
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements
5

Schwab Ariel ESG ETF
Statement of Operations

For the period April 1, 2024 through September 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers		$120,572

Expenses
Management fees		65,755
Total expenses	–	65,755
Net investment income		54,817

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		74,294
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	333,060
Net realized gains		407,354
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	1,421,334
Net realized and unrealized gains		1,828,688
Increase in net assets resulting from operations		$1,883,505
See financial notes
6
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements

Schwab Ariel ESG ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/24-9/30/24		4/1/23-3/31/24
Net investment income		$54,817	$96,266
Net realized gains (losses)		407,354	(133,877)
Net change in unrealized appreciation (depreciation)	+	1,421,334	3,021,833
Increase in net assets resulting from operations		$1,883,505	$2,984,222

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($55,668 )	($95,225 )

TRANSACTIONS IN FUND SHARES
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		30,000	$749,847	265,000	$5,788,987
Shares redeemed	+	(45,000)	(1,136,744)	(10,000)	(214,204)
Net transactions in fund shares		(15,000)	($386,897 )	255,000	$5,574,783

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		920,000	$22,571,533	665,000	$14,107,753
Total increase (decrease)	+	(15,000)	1,440,940	255,000	8,463,780
End of period		905,000	$24,012,473	920,000	$22,571,533
See financial notes
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements
7

Schwab Ariel ESG ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Ariel ESG ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab Ariel ESG ETF	Schwab U.S. TIPS ETF
Schwab U.S. REIT ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Equity ETF
Schwab International Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab Emerging Markets Equity ETF	Schwab Crypto Thematic ETF
Schwab Ultra-Short Income ETF	Schwab High Yield Bond ETF
Schwab Municipal Bond ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Ariel ESG ETF’s goal is to seek long-term capital appreciation. The fund invests primarily in exchange-traded equity securities of U.S. companies that have been evaluated based on certain environmental, social and governance (ESG) criteria. The fund typically invests in exchange-traded securities of small- and mid-capitalization companies which are companies with capitalizations within the range of the Russell 2500™ Index, as measured at the time of purchase; however, the fund may invest in exchange-traded securities of companies outside the stated range.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services —Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds, which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
8
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements

Schwab Ariel ESG ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements
9

Schwab Ariel ESG ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of September 30, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly, and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date.  Distributions are paid to shareholders on the payable date.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
10
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements

Schwab Ariel ESG ETF
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Proxy Portfolio Risk. Unlike traditional ETFs that disclose their portfolio holdings on a daily basis, the fund does not disclose its holdings daily, rather it discloses a Proxy Portfolio. The goal of the Proxy Portfolio, during all market conditions, is to track closely the daily performance of the Actual Portfolio and minimize intra-day misalignment between the performance of the Proxy Portfolio and the performance of the Actual Portfolio. The Proxy Portfolio is designed to reflect the economic exposures and the risk characteristics of the Actual Portfolio on any given trading day.
The Proxy Portfolio is intended to provide authorized participants and other market participants with enough information to support an effective arbitrage mechanism that keeps the market price of the fund at or close to the underlying net asset value (NAV) per share of the fund. The Proxy Portfolio methodology is novel and not yet proven as an effective arbitrage mechanism. The effectiveness of the Proxy Portfolio as an arbitrage mechanism is contingent upon, among other things, the fund’s factor model analysis creating a Proxy Portfolio that performs in a manner substantially identical to the performance of the Actual Portfolio and the willingness of authorized participants and other market participants to trade based on a Proxy Portfolio. There is no guarantee that this arbitrage mechanism will operate as intended. Further, while the Proxy Portfolio may include some of the fund’s holdings, it is not the fund’s Actual Portfolio. ETFs trading on the basis of a published Proxy Portfolio may exhibit wider premiums and discounts, bid/ask spreads, and tracking error than other ETFs using the same investment strategies that publish their portfolios on a daily basis, especially during periods of market disruption or volatility. Therefore, shares of the fund may cost investors more to trade than shares of a traditional ETF.
● Each day the fund calculates the overlap between the holdings of the prior Business Day’s Proxy Portfolio compared to the Actual Portfolio (Proxy Overlap) and the difference, in percentage terms, between the Proxy Portfolio per share NAV and that of the Actual Portfolio (Tracking Error). If the Tracking Error becomes large, there is a risk that the performance of the Proxy Portfolio may deviate from the performance of the Actual Portfolio.
● The fund’s Board of Trustees (the Board) monitors its Tracking Error, bid/ask spread and premiums/discounts. If deviations become too large, the Board will consider the continuing viability of the fund, whether shareholders are being harmed, and what, if any, corrective measures would be appropriate. See the Statement of Additional Information for further discussion of the Board’s monitoring responsibilities.
● Although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify the fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders. The Proxy Portfolio and any related disclosures have been designed to minimize the risk of predatory trading practices, but they may not be successful in doing so.
Premium/Discount Risk. Publication of the Proxy Portfolio is not the same level of transparency as the publication of the Actual Portfolio by a fully transparent ETF. Although the Proxy Portfolio is intended to provide authorized participants and other market participants with enough information to allow for an effective arbitrage mechanism that is intended to keep the market price of the fund at or close to the underlying NAV per share of the fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from NAV per share of the fund. This means the price paid to buy shares on an exchange may not match the value of the fund’s portfolio. The same is true when shares are sold.
Trading Halt Risk. If securities representing 10% or more of the fund’s Actual Portfolio do not have readily available market quotations, the fund will promptly request that the listing exchange halt trading in the fund’s shares which means that investors would not be able to trade their shares. Trading halts may have a greater impact on the fund compared to other ETFs due to the fund’s non-transparent structure. If the trading of a security held in the fund’s Actual Portfolio is halted, or otherwise does not have readily available market quotations, and the investment adviser believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle, or otherwise determines it is in the best interest of the fund, the investment adviser will promptly disclose on the fund’s website the identity and weighting of such security for so long as such security’s trading is halted or otherwise does not have readily available market quotations and remains in the Actual Portfolio.
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the fund. The fund may have a limited number of institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other authorized participant is able to step forward to process creation and/or redemption orders, fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced during periods of market volatility or market disruptions. The fact that the fund is offering a novel and unique structure may affect the number of entities willing to act as authorized participants.
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements
11

Schwab Ariel ESG ETF
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Tracking Error Risk. Although the Proxy Portfolio is designed to reflect the economic exposure and risk characteristics of the fund’s Actual Portfolio on any given trading day, there is a risk that the performance of the Proxy Portfolio will diverge from the performance of the Actual Portfolio, potentially materially.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other  types of investments, the fund’s performance could be impacted.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Management Risk. As with all actively managed funds, the fund is subject to the risk that its investment adviser and/or subadviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser and/or subadviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
ESG Risk. Because the fund considers ESG metrics in addition to fundamental financial metrics when selecting securities, its portfolio may perform differently than funds that do not screen for ESG attributes. Additionally, the criteria used to select companies for investment may result in the fund investing in securities, industries or sectors that underperform the market as a whole. ESG considerations may prioritize long-term rather than short-term returns. Furthermore, when screening securities’ ESG attributes, the portfolio management team utilizes information published by third-party sources and as a result there is a risk that this information might be incorrect, incomplete, inconsistent or incomparable, which could cause the subadviser to incorrectly assess a company’s business practices with respect to its ESG practices. ESG is not a uniformly defined characteristic and applying ESG criteria involves a subjective assessment.
Value Investing Risk. Value investing attempts to identify undervalued companies with characteristics for improved valuations. Securities that exhibit value characteristics tend to perform differently and shift in and out of favor with investors depending on changes in market and economic conditions. As a result, the fund’s performance may at times fall behind the performance of other funds that invest more broadly or in securities that exhibit different characteristics.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. In addition, due to the fund’s novel and unique structure, shares of the fund may trade at a larger premium or discount to the NAV of shares of traditional ETFs that disclose their portfolio holdings daily. As a result, an investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market disruptions or volatility.
12
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements

Schwab Ariel ESG ETF
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust. Ariel Investments, LLC (Ariel), the fund’s subadviser, provides day-to-day portfolio management services to the fund, subject to the supervision of the investment adviser.
For its advisory services to the fund, the investment adviser is entitled to receive an annual management fee, payable monthly, equal to 0.59% of the fund’s average daily net assets.
The investment adviser (not the fund) pays a portion of the management fee it receives to Ariel in return for its portfolio management services.
Interfund Transactions
The fund’s investment adviser or subadviser may engage in direct transactions with certain other funds they manage in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act.  When a fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, subadviser, trustees and/or officers. The net realized gains or losses on sales of interfund transactions are recorded within Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended September 30, 2024, the fund did not have any purchases and sales of securities with other funds managed by the investment adviser or subadviser.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements
13

Schwab Ariel ESG ETF
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended September 30, 2024, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$2,042,603	$1,961,345

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended September 30, 2024, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$682,278	$1,040,448
For the period ended September 30, 2024, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended September 30, 2024 are disclosed in the fund’s Statement of Operations.

9. Federal Income Taxes:
As of September 30, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$20,843,411	$4,303,692	($1,135,745 )	$3,167,947

14
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements

Schwab Ariel ESG ETF
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2024, the fund had capital loss carryforwards of $178,450.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2024. The tax-basis components of distributions paid during the fiscal year ended March 31, 2024 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$95,225
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of March 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2024, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements
15

Schwab Ariel ESG ETF
Investment Advisory and Sub-Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser), and the sub-advisory agreement between the investment adviser and Ariel Investments, LLC (Ariel) (such investment advisory and sub-advisory agreements, collectively, the Agreements) with respect to Schwab Ariel ESG ETF (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to other funds in the Trust and certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser and Ariel, including information about their affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
As part of the renewal process and ongoing oversight of the investment advisory and sub-advisory relationships, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser and the investment adviser sends an information request letter to Ariel seeking certain relevant information. The responses by the investment adviser and Ariel are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreements with respect to the Fund at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreements with respect to the Fund each for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreements, including the resources of the investment adviser and its affiliates, and Ariel, dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates, as well as the profitability of Ariel; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided to the Fund and the resources of the investment adviser and its affiliates and Ariel dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s and Ariel’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser and Ariel relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment
16
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements

Schwab Ariel ESG ETF
adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser and Ariel to the Fund and the resources of the investment adviser and its affiliates and Ariel supported renewal of the Agreements with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreements with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other exchange-traded funds and an applicable benchmark index, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In addition, the Trustees considered whether the Fund’s absolute performance was consistent with expectations in light of Ariel’s unique investment methodology. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser and Ariel’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreements with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements and the Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer category and comparison having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account the risk assumed by the investment adviser in the development of the Fund and provision of services provided as well as the competitive marketplace for financial products. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreements with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates and Ariel, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser and Ariel from their relationships with the Fund, such as whether, by virtue of their management of the Fund, the investment adviser or Ariel obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to the investment adviser and its affiliates and Ariel, the Trustees considered whether the compensation and profitability with respect to the Fund under the Agreements and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates and Ariel. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced services and systems to benefit the Fund. With respect to the profitability of Ariel, the Board also considered that Ariel is compensated by the investment adviser and not by the Fund directly, and such compensation reflects an arms-length negotiation between the investment adviser and Ariel. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser and Ariel, is reasonable and supported renewal of the Agreements with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing the Fund to scale and keeping overall expenses down as the Fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements
17

Schwab Ariel ESG ETF
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Fund and concluded that the compensation under the Agreements with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
18
Schwab Ariel ESG ETF | Semiannual Holdings and Financial Statements

MFR119246-02
00305045

Semiannual Holdings and Financial Statements | September 30, 2024
Schwab Crypto Thematic ETF

    Ticker Symbol STCE

In This Report

Financial Statements and Portfolio Holdings	2
Financial Notes	8
Investment Advisory Agreement Approval	18
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/24– 9/30/24*	4/1/23– 3/31/24	8/4/22[1]– 3/31/23
Per-Share Data
Net asset value at beginning of period	$39.96	$20.02	$25.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.08	0.12	0.20
Net realized and unrealized gains (losses)	(4.90)	19.92	(4.96)
Total from investment operations	(4.82)	20.04	(4.76)
Less distributions:
Distributions from net investment income	(0.04)	(0.10)	(0.22)
Net asset value at end of period	$35.10	$39.96	$20.02
Total return	(12.08%)[3]	100.38%	(18.85%)[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.30%[4]	0.30%	0.30%[4]
Net investment income (loss)	0.43%[4]	0.47%	1.55%[4]
Portfolio turnover rate[5]	35%[3]	58%	36%[3]
Net assets, end of period (x 1,000)	$42,116	$37,959	$11,012

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Portfolio Holdings  as of September 30, 2024 (Unaudited)

The Schwab Crypto Thematic ETF will not invest in any cryptocurrency or digital assets directly. The fund invests in companies listed in the Schwab Crypto Thematic Index and is designed to deliver global exposure to companies that may benefit from the development or utilization of cryptocurrencies (including bitcoin) and other digital assets, and the business activities connected to blockchain and other distributed ledger technology. The Schwab Crypto Thematic ETF is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.
See financial note 3 for risk factors associated with the Schwab Crypto Thematic ETF.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Australia 7.3%
Iris Energy Ltd. *	362,026	3,055,500

Canada 9.4%
Bitfarms Ltd. *(a)	1,131,851	2,388,206
Hive Digital Technologies Ltd. *	325,216	1,017,926
Nuvei Corp.	15,921	530,965
		3,937,097

Japan 5.3%
GMO internet group, Inc.	22,413	393,293
Mercari, Inc. *	32,401	567,878
Monex Group, Inc.	125,221	527,007
SBI Holdings, Inc.	22,656	521,893
Simplex Holdings, Inc.	14,040	237,533
		2,247,604

Norway 1.3%
Opera Ltd., ADR	35,496	548,413

United Kingdom 1.2%
IG Group Holdings PLC	41,409	511,282

United States 75.3%
BGC Group, Inc., Class A	53,586	491,919
Bit Digital, Inc. *	522,361	1,833,487
Bitdeer Technologies Group, Class A *(a)	246,834	1,932,710
Block, Inc. *	18,508	1,242,442
Cboe Global Markets, Inc.	5,842	1,196,851
Cipher Mining, Inc. *	678,967	2,627,602
Cleanspark, Inc. *	211,118	1,971,842
CME Group, Inc.	2,493	550,080
Coinbase Global, Inc., Class A *	14,453	2,575,091
Customers Bancorp, Inc. *	10,222	474,812
Galaxy Digital Holdings Ltd. *	48,951	629,031
Hut 8 Corp. *	166,375	2,039,758
Interactive Brokers Group, Inc., Class A	9,603	1,338,274
Intercontinental Exchange, Inc.	3,271	525,453
MARA Holdings, Inc. *	100,716	1,633,614
MicroStrategy, Inc., Class A *	21,090	3,555,774
NVIDIA Corp.	4,437	538,829
PayPal Holdings, Inc. *	14,374	1,121,603
Riot Platforms, Inc. *	188,289	1,397,104
SECURITY	NUMBER OF SHARES	VALUE ($)
Robinhood Markets, Inc., Class A *	67,987	1,592,256
Shift4 Payments, Inc., Class A *	6,355	563,053
StoneX Group, Inc. *	6,343	519,365
Virtu Financial, Inc., Class A	17,239	525,100
WisdomTree, Inc.	85,445	853,596
		31,729,646
Total Common Stocks (Cost $35,726,942)		42,029,542

SHORT-TERM INVESTMENTS 7.1% OF NET ASSETS

Money Market Funds 7.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% (b)	45,175	45,175
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94% (b)(c)	2,941,500	2,941,500
		2,986,675
Total Short-Term Investments (Cost $2,986,675)		2,986,675
Total Investments in Securities (Cost $38,713,617)		45,016,217

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,575,987.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt

% OF NET ASSETS
INDUSTRY WEIGHTINGS
Software	57.0%
Capital Markets	29.3%
Financial Services	8.2%
IT Services	1.5%
Broadline Retail	1.4%
Semiconductors & Semiconductor Equipment	1.3%
Commercial Banks	1.1%
Short-Term Investments	7.1%
Total	106.9%
See financial notes
Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Portfolio Holdings  as of September 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$42,029,542	$—	$—	$42,029,542
Short-Term Investments[1]	2,986,675	—	—	2,986,675
Total	$45,016,217	$—	$—	$45,016,217

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Statement of Assets and Liabilities

As of September 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $38,713,617) including securities on loan of $2,575,987		$45,016,217
Foreign currency, at value (cost $1,632)		1,647
Receivables:
Dividends		43,797
Income from securities on loan		4,102
Foreign tax reclaims	+	321
Total assets		45,066,084

Liabilities
Collateral held for securities on loan		2,941,500
Payables:
Management fees	+	9,062
Total liabilities		2,950,562
Net assets		$42,115,522

Net Assets by Source
Capital received from investors		$34,690,957
Total distributable earnings	+	7,424,565
Net assets		$42,115,522

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$42,115,522		1,200,000		$35.10

See financial notes
Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Statement of Operations

For the period April 1, 2024 through September 30, 2024; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $3,933)		$125,954
Securities on loan, net	+	15,363
Total investment income		141,317

Expenses
Management fees		58,327
Total expenses	–	58,327
Net investment income		82,990

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(1,038,871)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		3,504,807
Net realized losses on foreign currency transactions	+	(1,091)
Net realized gains		2,464,845
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(7,182,411)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	348
Net change in unrealized appreciation (depreciation)	+	(7,182,063)
Net realized and unrealized losses		(4,717,218)
Decrease in net assets resulting from operations		($4,634,228 )
See financial notes

Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/24-9/30/24		4/1/23-3/31/24
Net investment income		$82,990	$75,548
Net realized gains		2,464,845	1,198,128
Net change in unrealized appreciation (depreciation)	+	(7,182,063)	13,886,098
Increase (decrease) in net assets resulting from operations		($4,634,228 )	$15,159,774

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($39,490 )	($58,085 )

TRANSACTIONS IN FUND SHARES
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	VALUE	SHARES	VALUE
Shares sold		400,000	$14,418,773	450,000	$13,737,117
Shares redeemed	+	(150,000)	(5,588,468)	(50,000)	(1,892,105)
Net transactions in fund shares		250,000	$8,830,305	400,000	$11,845,012

SHARES OUTSTANDING AND NET ASSETS
	4/1/24-9/30/24			4/1/23-3/31/24
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		950,000	$37,958,935	550,000	$11,012,234
Total increase	+	250,000	4,156,587	400,000	26,946,701
End of period		1,200,000	$42,115,522	950,000	$37,958,935
See financial notes
Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Crypto Thematic ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST
Schwab Crypto Thematic ETF	Schwab U.S. TIPS ETF
Schwab U.S. REIT ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Equity ETF
Schwab International Equity ETF	Schwab Fundamental International Small Equity ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Equity ETF
Schwab Emerging Markets Equity ETF	Schwab Ariel ESG ETF
Schwab Ultra-Short Income ETF	Schwab High Yield Bond ETF
Schwab Municipal Bond ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Crypto Thematic ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that is designed to deliver global exposure to companies that may benefit from development or utilization of cryptocurrencies (including bitcoin) and other digital assets, and the business activities connected to blockchain and other distributed ledger technology. To pursue its goal, the fund generally invests in stocks that are included in the Schwab Crypto Thematic Index® The Schwab Crypto Thematic ETF will not invest in any cryptocurrency or digital assets directly.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds which are referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.

Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts,  U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or
Schwab Crypto Thematic ETF  | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of September 30, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of September 30, 2024, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of September 30, 2024, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that  meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes  to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as  ordinary income to shareholders any such marked-to- market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

Schwab Crypto Thematic ETF  | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the fund’s Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, semiannually, and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations. Foreign taxes accrued as of September 30, 2024, if any, are reflected in the fund’s Statement of Assets and Liabilities.
Schwab Crypto Thematic ETF  | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Risk of Investing in Crypto Ecosystem Companies. The technology relating to digital assets, including blockchain, is new and developing and the risks associated with digital assets may not fully emerge until the technology is widely used. Currently, there are relatively few companies for which digital assets represents an attributable and significant revenue stream or source of profit. Therefore, the values of the companies included in the index may not be a reflection of their connection to digital assets but may be based on other business operations or lines of business which means that such companies’ operating results may not be significantly tied to their respective activities related to digital assets. These companies also may not be able to develop digital asset technology applications or may not be able to capitalize on those applications. Digital asset technologies may never be fully implemented, which could adversely affect an investment in the fund. Additionally, there may be risks posed by the lack of regulation for digital assets and any future regulatory developments could affect the viability and expansion of the use of digital assets.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its

Schwab Crypto Thematic ETF  | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Non-Diversification Risk. The fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.
Thematic Investing Risk. The fund invests in a portfolio of securities that are based on a theme and its performance may suffer if such theme is not correctly identified or if the theme develops in an unexpected manner. Performance may also suffer if the securities included in the index do not benefit from the development of such theme. A failure to correctly identify the theme or a failure of the theme to develop in the manner expected by the index provider may result from many causes, including government or other oppositions to the theme, incorrect or incomplete demographic or economic data, social and political changes or natural disasters. In addition, the theme may go in and out of favor, which could cause the fund to outperform or underperform other funds that invest in similar asset classes but employ different investment strategies.
Thematic Index Methodology Risk. The index uses certain proprietary methodology to help assess the criteria of companies to be included in the index, including information that may be based on assumptions and estimates. Neither the fund nor the investment adviser can offer assurances that the index methodology will provide an accurate assessment of included companies. The index’s proprietary natural language algorithm may not identify companies that would otherwise have been included in the index if the publicly available data for those companies had used the key words analyzed by the natural language algorithm or, alternatively, the natural language algorithm may identify companies that would not otherwise have been included in the index if the publicly available data for those companies had not used the key words analyzed by the natural language algorithm. There is no guarantee that the index will reflect the Theme exposures intended.
Sampling Index Tracking Risk. The fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives the fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, liquidity risk and leverage risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be
Schwab Crypto Thematic ETF  | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Portfolio Turnover Risk. High portfolio turnover may result in the fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the fund’s performance to be less than expected.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual management fee, payable monthly, equal to 0.30% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser, trustees and/or

Schwab Crypto Thematic ETF  | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
officers. The net realized gains or losses on sales of interfund transactions are recorded within Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended September 30, 2024, the fund’s purchases and sales of securities with other funds in the Fund Complex was $133,342 and $6,980,067, respectively, and includes net realized losses of $596,758.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowing by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended September 30, 2024, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$13,846,322	$13,511,082

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable
Schwab Crypto Thematic ETF  | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited (continued)

8. In-Kind Transactions (continued):
charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended September 30, 2024, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$13,920,242	$5,434,645
During the period ended September 30, 2024, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended September 30, 2024, are disclosed in the fund’s Statement of Operations.

9. Federal Income Taxes:
As of September 30, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$38,878,194	$8,323,174	($2,185,151 )	$6,138,023

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2024, the fund had capital loss carryforwards of $1,322,398.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2024.  The tax-basis components of distributions paid during the fiscal year ended March 31, 2024 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$58,085
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of March 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal period ended March 31, 2024, the fund did not incur any interest or penalties.

Schwab Crypto Thematic ETF  | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Financial Notes, unaudited (continued)

 10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Crypto Thematic ETF  | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Crypto Thematic ETF (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
As part of the renewal process and ongoing oversight of the investment advisory relationship, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s

Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Fund had closely tracked its index in 2023, performing in its expected performance range. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking indices that reflect global exposure to companies that may benefit from the development or utilization of cryptocurrencies and other digital assets, and the business activities connected to blockchain and other distributed ledger technology. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that profitability with respect to the Fund was not yet meaningful as it has not gathered enough assets to have a meaningful margin since the Fund’s launch in August 2022. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance
Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

Schwab Crypto Thematic ETF
services to the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Crypto Thematic ETF | Semiannual Holdings and Financial Statements

MFR119247-02
00305046

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Omar Aguilar and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a)   (1) Code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust - Schwab Ariel ESG ETF and Schwab Crypto Thematic ETF

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	November 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	November 15, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	November 15, 2024